SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FINANCE LEASE (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 18,914
Less: imputed interest	(401)
Present value of finance lease liabilities	18,513	¥ 17,686	¥ 12,587	¥ 15,325
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	5,436
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	4,243
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	2,817
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	5,700
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease payments	¥ 718